Lease Liabilities - Additional Information (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Lease Liabilities [Line Items]
Weighted average lessee's incremental borrowing rate	5.38%	5.42%
Top of Range [Member]
Disclosure of Lease Liabilities [Line Items]
Weighted average lessee's incremental borrowing rate	6.00%	6.00%
Bottom of Range [Member]
Disclosure of Lease Liabilities [Line Items]
Weighted average lessee's incremental borrowing rate	4.75%	4.75%